Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Major classes of inventories
Finished goods	$ 197,429	$ 167,577
Service parts	125,570	132,508
Raw materials and work in process	82,174	76,377
Total inventories	$ 405,173	$ 376,462